Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables
Trade and Other Receivables

5. Trade and Other Receivables

Trade and other receivables consisted of the following:

	As of
	December 31,
	2018	2019
Due from charterers	788	1,767
VAT receivable	103	26
Accrued income	6,547	1,646
Insurance claims	162	1,099
Other receivables	6,211	2,609
Total	13,811	7,147

Accrued income represents net revenues receivable from charterers, which have not yet been invoiced; all other amounts not yet invoiced are included under Other receivables.